Recently issued accounting standards	3 Months Ended
Jun. 30, 2012
Recently issued accounting standards
Recently issued accounting standards
Note 2 Recently issued accounting standards
Recently adopted accounting standards
The following provides the most relevant recently adopted accounting standards.
> Refer to “Note 2 – Recently issued accounting standards” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2011 for a description of accounting standards adopted in 2011.

ASC Topic 220 – Comprehensive Income
In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” (ASU 2011-12), an update to Accounting Standards Codification (ASC) Topic 220 – Comprehensive Income. The amendment delays the effective date of those changes in ASU 2011-05 that relate to the presentation of reclassification adjustments. ASU 2011-12 was effective upon issuance and its adoption did not impact the Group’s financial condition, results of operations or cash flows.

In June 2011, the FASB issued ASU 2011-05, “Presentation of Comprehensive Income” (ASU 2011-05), an update to ASC Topic 220 – Comprehensive Income. ASU 2011-05 provides the entity with an option to present total comprehensive income either in a single continuous statement or in two separate but consecutive statements. The adoption of ASU 2011-05 on January 1, 2012 did not impact the Group’s financial position, results of operations or cash flows.

ASC Topic 350 – Intangibles – Goodwill and Other
In September 2011, the FASB issued ASU 2011-08, “Testing Goodwill for Impairment” (ASU 2011-08), an update to ASC Topic 350 – Intangibles – Goodwill and Other. The amendments in ASU 2011-08 permit an entity to qualitatively assess whether the fair value of the reporting unit is less than the carrying amount. Based on the qualitative assessment, if an entity determines that it is more likely than not that the fair value of the reporting unit is less than the carrying amount, then the entity must perform step one of the goodwill impairment test by calculating the fair value of the reporting unit and comparing the fair value to the carrying amount of the reporting unit. If the carrying amount of the reporting unit exceeds its fair value, then the entity is required to perform the second step of the goodwill impairment test to measure the amount of the impairment loss, if any. The adoption of ASU 2011-08 on January 1, 2012 did not have a material impact on the Group’s financial condition, results of operations or cash flows.

ASC Topic 820 – Fair Value Measurement
In May 2011, the FASB issued ASU 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU 2011-04), an update to ASC Topic 820 – Fair Value Measurement. The amendments in ASU 2011-04 include clarifications about the application of existing fair value measurement requirements and changes to principles for measuring fair value. ASU 2011-04 also requires additional disclosures about fair value measurements. The adoption of ASU 2011-04 on January 1, 2012 did not have a material impact on the Group’s financial condition, results of operations or cash flows.

> Refer to “Note 26 – Financial instruments” for further information.
ASC Topic 860 – Transfers and Servicing
In April 2011, the FASB issued ASU 2011-03, “Reconsideration of Effective Control for Repurchase Agreements” (ASU 2011-03), an update to ASC Topic 860 – Transfers and Servicing. Current guidance prescribes when an entity may or may not recognize a sale upon the transfer of financial assets subject to repurchase agreements. That determination is based, in part, on whether the entity has maintained effective control over the transferred financial assets. ASU 2011-03 removes from the assessment of effective control the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets. The adoption of ASU 2011-03 on January 1, 2012 did not have a material impact on the Group’s financial condition, results of operations or cash flows.

Standards to be adopted in future periods
ASC Topic 210 – Balance Sheet
In December 2011, the FASB issued ASU 2011-11, “Disclosures about Offsetting Assets and Liabilities” (ASU 2011-11), an update to ASC Topic 210 – Balance Sheet. ASU 2011-11 is effective for interim and annual reporting periods beginning on or after January 1, 2013. An entity should provide the required disclosures retrospectively for all comparative periods presented. ASU 2011-11 is an update for presentation and as such will not impact the Group’s financial position, results of operation or cash flows.

ASC Topic 360 – Property, Plant and Equipment
In December 2011, the FASB issued ASU 2011-10, “Derecognition of in Substance Real Estate – a Scope Clarification, a consensus of the FASB Emerging Issues Task Force” (ASU 2011-10), an update to ASC Topic 360 – Property, Plant and Equipment. ASU 2011-10 is effective for interim and annual reporting periods beginning on or after June 15, 2012. The Group is currently evaluating the impact of the adoption of ASU 2011-10 on the Group’s financial condition, results of operations or cash flows.